Debt securities - Impairment of US available-for-sale debt securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial investments
Realised gross losses on sales of available-for-sale securities	$ 70	$ 55
Percentage of realised gross losses related to top 10 individual issuers	51.00%	49.00%
Unrealised loss	$ 27	$ 1,178
Impaired financial assets
Financial investments
Net credit for impairment net of reversals	17	19
Impaired and deteriorating financial assets
Financial investments
Realised gross losses on sales of available-for-sale securities	$ 28	$ 6